Loss Per Share	12 Months Ended
Dec. 31, 2020
Loss Per Share
Loss Per Share

26. Loss Per Share

Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2018, 2019 and 2020 as follows:

	For the Year Ended December 31,
	2018	2019	2020
Numerator:
Net loss	(9,638,979)	(11,295,652)	(5,304,082)
Accretion on convertible redeemable preferred shares to redemption value	(13,667,291)	—	—
Accretion on redeemable non-controlling interests to redemption value	(63,297)	(126,590)	(311,670)
Net loss attributable to non-controlling interests	41,705	9,141	4,962
Net loss attributable to ordinary shareholders of NIO Inc. for basic/dilutive net loss per share	(23,327,862)	(11,413,101)	(5,610,790)
Denominator:
Weighted-average number of ordinary shares outstanding — basic and diluted	332,153,211	1,029,931,705	1,182,660,948
Basic and diluted net loss per share attributable to ordinary shareholders of NIO Inc.	(70.23)	(11.08)	(4.74)

For the years ended December 31, 2018, 2019 and 2020, the Company had potential ordinary shares, including non-vested restricted shares, options granted, Convertible Notes and Preferred Shares. As the Group incurred losses for the years ended December 31, 2018, 2019 and 2020, these potential ordinary shares were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company. Such weighted average numbers of ordinary shares outstanding are as following:

	For the Year Ended December 31,
	2018	2019	2020
Non-vested restricted shares	340,518	459,199	—
Outstanding weighted average options granted	72,735,288	31,276,979	52,558,756
Convertible Notes	—	92,512,382	183,942,782
Preferred Shares	678,614,152	—	—
Total	751,689,958	124,248,560	236,501,538